Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio
September 30, 2022
VIPFLI-I-NPRT3-1122
1.822343.117
Domestic Equity Funds - 6.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,675	100,094
VIP Equity-Income Portfolio Investor Class (a)	4,309	94,284
VIP Growth & Income Portfolio Investor Class (a)	5,314	115,957
VIP Growth Portfolio Investor Class (a)	2,001	141,398
VIP Mid Cap Portfolio Investor Class (a)	938	28,976
VIP Value Portfolio Investor Class (a)	4,503	68,446
VIP Value Strategies Portfolio Investor Class (a)	2,567	33,731
TOTAL DOMESTIC EQUITY FUNDS (Cost $437,363)		582,886

International Equity Funds - 13.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	66,008	580,871
VIP Overseas Portfolio Investor Class (a)	32,388	611,170
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,300,351)		1,192,041

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	162,733	1,567,123
Fidelity International Bond Index Fund (a)	26,655	235,627
Fidelity Long-Term Treasury Bond Index Fund (a)	32,336	334,674
VIP High Income Portfolio Investor Class (a)	34,220	152,278
VIP Investment Grade Bond II Portfolio - Investor Class (a)	355,293	3,304,228
TOTAL BOND FUNDS (Cost $6,011,163)		5,593,930

Short-Term Funds - 19.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(b) (Cost $1,814,672)	1,814,672	1,814,672

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,563,549)	9,183,529
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	9,183,530

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,735,253	330,771	260,761	-	(8,919)	(229,221)	1,567,123
Fidelity International Bond Index Fund	178,724	121,981	37,835	1,008	(2,095)	(25,148)	235,627
Fidelity Long-Term Treasury Bond Index Fund	331,016	180,219	67,190	5,910	(3,680)	(105,691)	334,674
VIP Contrafund Portfolio Investor Class	142,685	49,422	48,537	1,303	(1,805)	(41,671)	100,094
VIP Emerging Markets Portfolio Investor Class	809,815	187,345	177,612	-	(14,127)	(224,550)	580,871
VIP Equity-Income Portfolio Investor Class	150,912	39,369	76,169	187	5,548	(25,376)	94,284
VIP Government Money Market Portfolio Investor Class 2.69%	2,440,646	160,216	786,190	11,075	-	-	1,814,672
VIP Growth & Income Portfolio Investor Class	171,790	52,325	85,190	322	11,726	(34,694)	115,957
VIP Growth Portfolio Investor Class	145,920	99,332	55,483	6,654	(3,093)	(45,278)	141,398
VIP High Income Portfolio Investor Class	238,018	8,470	65,056	89	(4,744)	(24,410)	152,278
VIP Investment Grade Bond II Portfolio - Investor Class	-	3,860,494	302,225	-	(5,613)	(248,428)	3,304,228
VIP Investment Grade Bond Portfolio Investor Class	4,559,737	291,543	4,281,599	204,849	(307,485)	(262,196)	-
VIP Mid Cap Portfolio Investor Class	41,864	11,130	14,477	945	(560)	(8,981)	28,976
VIP Overseas Portfolio Investor Class	823,151	265,345	165,721	6,203	(20,710)	(290,895)	611,170
VIP Value Portfolio Investor Class	110,587	24,703	52,251	1,399	5,044	(19,637)	68,446
VIP Value Strategies Portfolio Investor Class	54,205	10,507	22,539	450	2,491	(10,933)	33,731
	11,934,323	5,693,172	6,498,835	240,394	(348,022)	(1,597,109)	9,183,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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